Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
AAR Corp.
(a)
........................ 4,617 $ 488,986
Archer Aviation, Inc. , Class A
(a) (b)
........... 153,246 1,101,839
Astronics Corp.
(a)
..................... 8,624 653,268
ATI, Inc.
(a)
.......................... 41,095 4,943,728
Cadre Holdings, Inc. ................... 7,385 295,474
Ducommun, Inc.
(a)
.................... 3,922 444,559
Eve Holding, Inc.
(a) (b)
................... 15,239 60,042
Firefly Aerospace, Inc.
(a) (b)
............... 8,263 208,228
Hexcel Corp. ........................ 24,583 2,035,718
Huntington Ingalls Industries, Inc. .......... 7,526 3,164,758
Intuitive Machines, Inc. , Class A
(a) (b)
......... 33,673 639,450
Karman Holdings, Inc.
(a) (b)
............... 10,864 1,127,683
Kratos Defense & Security Solutions, Inc.
(a)
... 50,368 5,188,408
Leonardo DRS, Inc. ................... 22,564 926,478
Loar Holdings, Inc.
(a) (b)
.................. 6,976 478,414
Mercury Systems, Inc.
(a)
................ 15,759 1,479,455
Moog, Inc. , Class A ................... 5,763 1,759,732
National Presto Industries, Inc. ............ 1,028 130,967
Red Cat Holdings, Inc.
(a) (b)
............... 31,665 427,478
Redwire Corp.
(a) (b)
..................... 14,379 168,953
StandardAero, Inc.
(a)
................... 34,021 1,050,909
Voyager Technologies, Inc. , Class A
(a) (b)
...... 3,961 120,929
VSE Corp.
(b)
........................ 6,419 1,403,001
28,298,457
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)
.................. 14,696 831,647
Hub Group, Inc. , Class A ................ 8,321 395,913
1,227,560
Automobile Components — 0.6%
Dana, Inc. .......................... 22,655 654,730
Dorman Products, Inc.
(a)
................ 4,498 558,652
Gentex Corp. ....................... 30,340 698,123
Gentherm, Inc.
(a)
..................... 3,821 122,119
Kodiak AI, Inc.
(a) (b)
..................... 28,668 261,165
Mobileye Global, Inc. , Class A
(a) (b)
.......... 47,166 423,551
Patrick Industries, Inc. ................. 6,218 784,525
Phinia, Inc. ......................... 5,122 364,533
QuantumScape Corp. , Class A
(a) (b)
......... 67,498 597,357
Solid Power, Inc. , Class A
(a) (b)
............. 44,046 197,326
XPEL, Inc.
(a) (c)
....................... 6,676 343,881
5,005,962
Automobiles — 0.1%
Lucid Group, Inc.
(a) (b)
................... 13,913 154,017
Thor Industries, Inc. ................... 8,680 971,031
1,125,048
Banks — 2.5%
1st Source Corp. ..................... 2,212 148,934
Amalgamated Financial Corp. ............ 2,700 104,868
Ameris Bancorp ...................... 9,714 783,143
Axos Financial, Inc.
(a)
.................. 8,751 866,261
BancFirst Corp. ...................... 3,093 340,075
Bancorp, Inc. (The)
(a)
.................. 12,678 753,580
Bank First Corp. ..................... 2,795 390,014
City Holding Co. ..................... 1,896 233,379
Coastal Financial Corp.
(a)
............... 3,863 369,998
Columbia Financial, Inc.
(a) (b)
.............. 2,872 46,727
East West Bancorp, Inc. ................ 18,663 2,135,794
Equity Bancshares, Inc. , Class A .......... 3,127 144,217
Esquire Financial Holdings, Inc. ........... 2,451 261,350
First Financial Bankshares, Inc. ........... 22,857 727,310
Five Star Bancorp .................... 3,355 132,925
Security
Shares
Shares Value
Banks (continued)
Flagstar Bank NA ..................... 45,529 $ 601,893
German American Bancorp, Inc. ........... 5,024 211,360
Home BancShares, Inc. ................ 24,515 708,483
HomeTrust Bancshares, Inc. ............. 2,988 128,843
International Bancshares Corp. ........... 6,511 453,426
Lakeland Financial Corp. ................ 2,673 159,311
Live Oak Bancshares, Inc. ............... 4,928 196,923
Mechanics Bancorp ................... 14,793 221,747
NB Bancorp, Inc. ..................... 13,162 285,879
Nicolet Bankshares, Inc. ................ 1,861 271,669
Northeast Bank
(b)
..................... 2,607 300,405
Pathward Financial, Inc. ................ 4,459 402,603
Popular, Inc. ........................ 10,187 1,360,270
QCR Holdings, Inc. ................... 2,079 187,651
Republic Bancorp, Inc. , Class A ........... 1,390 100,928
Seacoast Banking Corp. of Florida ......... 17,679 591,186
ServisFirst Bancshares, Inc. ............. 16,777 1,373,197
Stock Yards Bancorp, Inc. ............... 5,059 342,444
Texas Capital Bancshares, Inc.
(a)
.......... 9,056 916,196
TFS Financial Corp. ................... 9,057 127,477
Tompkins Financial Corp. ............... 1,701 136,284
Triumph Financial, Inc.
(a) (b)
............... 2,787 175,832
Webster Financial Corp. ................ 25,953 1,706,929
Western Alliance Bancorp ............... 17,321 1,544,167
Wintrust Financial Corp. ................ 8,908 1,313,841
WSFS Financial Corp. ................. 7,828 506,706
21,764,225
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 770 164,488
Celsius Holdings, Inc.
(a)
................. 49,961 2,621,953
Coca-Cola Consolidated, Inc. ............. 16,006 2,433,872
National Beverage Corp.
(a)
............... 2,501 85,234
Vita Coco Co., Inc. (The)
(a)
............... 12,474 665,488
5,971,035
Biotechnology — 8.2%
(a)
ACADIA Pharmaceuticals, Inc. ............ 26,247 659,587
ADMA Biologics, Inc. .................. 71,318 1,233,801
Agios Pharmaceuticals, Inc.
(b)
............ 8,626 236,697
Alkermes plc ........................ 20,323 688,747
Amicus Therapeutics, Inc. ............... 78,371 1,119,922
AnaptysBio, Inc. ..................... 3,678 174,374
Anavex Life Sciences Corp.
(b)
............. 13,073 61,443
Apellis Pharmaceuticals, Inc. ............. 24,408 551,133
Arbutus Biopharma Corp.
(b)
.............. 42,265 174,554
Arcellx, Inc. ......................... 11,566 790,074
Arcus Biosciences, Inc. ................. 14,813 311,666
Arcutis Biotherapeutics, Inc. ............. 33,030 837,971
Ardelyx, Inc. ........................ 67,966 522,659
Aurinia Pharmaceuticals, Inc. ............. 13,338 193,801
Avidity Biosciences, Inc. ................ 35,878 2,603,666
Beam Therapeutics, Inc. ................ 13,711
378,698
BioCryst Pharmaceuticals, Inc. ............ 64,791 426,325
Biohaven Ltd. ....................... 21,569 255,161
BioMarin Pharmaceutical, Inc. ............ 22,975 1,299,007
Bridgebio Pharma, Inc.
(b)
................ 42,938 3,317,819
CareDx, Inc.
(b)
....................... 6,928 142,370
Catalyst Pharmaceuticals, Inc. ............ 18,052 438,664
Celcuity, Inc. ........................ 5,559 608,266
Celldex Therapeutics, Inc.
(b)
.............. 5,754 141,548
CG oncology, Inc. .................... 16,729 870,744
Cogent Biosciences, Inc.
(b)
............... 18,136 651,264
CRISPR Therapeutics AG
(b)
.............. 16,971 847,871
Cytokinetics, Inc. ..................... 35,956 2,272,060

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Day One Biopharmaceuticals, Inc. ......... 20,742 $ 231,481
Disc Medicine, Inc.
(b)
................... 7,941 613,998
Exact Sciences Corp. .................. 36,883 3,774,606
Exelixis, Inc. ........................ 29,145 1,205,437
GRAIL, Inc.
(b)
....................... 3,521 344,424
Halozyme Therapeutics, Inc. ............. 37,781 2,709,276
ImmunityBio, Inc.
(b)
.................... 101,317 633,231
Immunome, Inc.
(b)
.................... 27,920 687,390
Immunovant, Inc. ..................... 23,912 621,712
Inhibrx Biosciences, Inc.
(b)
............... 2,774 211,573
Ionis Pharmaceuticals, Inc. .............. 45,472 3,759,170
Janux Therapeutics, Inc. ................ 5,846 80,149
Kiniksa Pharmaceuticals International plc ..... 6,916 303,751
Kodiak Sciences, Inc.
(b)
................. 11,647 265,202
Krystal Biotech, Inc. ................... 7,921 2,211,860
Kymera Therapeutics, Inc. ............... 9,621 699,351
Lexeo Therapeutics, Inc. ................ 6,534 48,417
Madrigal Pharmaceuticals, Inc. ............ 5,608 2,744,051
MannKind Corp. ..................... 90,646 523,934
MeiraGTx Holdings plc
(b)
................ 10,767 81,937
MiMedx Group, Inc. ................... 14,744 75,342
Mineralys Therapeutics, Inc. ............. 7,747 239,305
Mirum Pharmaceuticals, Inc. ............. 11,873 1,225,531
Neurocrine Biosciences, Inc. ............. 30,198 4,108,740
Nurix Therapeutics, Inc. ................ 15,587 257,497
Nuvalent, Inc. , Class A ................. 13,733 1,412,988
Praxis Precision Medicines, Inc. ........... 6,857 2,153,098
Precigen, Inc.
(b)
...................... 24,951 112,030
Prime Medicine, Inc.
(b)
.................. 23,958 91,280
Protagonist Therapeutics, Inc. ............ 16,032 1,311,418
PTC Therapeutics, Inc. ................. 6,889 520,326
RAPT Therapeutics, Inc. ................ 2,151 124,070
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 56,659 237,401
Revolution Medicines, Inc. ............... 30,732 2,979,467
Rezolute, Inc. ....................... 22,403 74,826
Rhythm Pharmaceuticals, Inc. ............ 16,038 1,644,216
Roivant Sciences Ltd. .................. 118,233 2,556,197
Savara, Inc. ........................ 24,685 133,299
Scholar Rock Holding Corp. .............. 21,414 949,497
Soleno Therapeutics, Inc.
(b)
.............. 13,049 503,169
Spyre Therapeutics, Inc.
(b)
............... 9,854 315,131
Syndax Pharmaceuticals, Inc. ............ 24,013 487,704
Tango Therapeutics, Inc.
(b)
............... 23,116 268,377
Taysha Gene Therapies, Inc. ............. 56,030 252,695
TG Therapeutics, Inc.
(b)
................. 44,141 1,299,070
Travere Therapeutics, Inc. ............... 16,737 520,353
Twist Bioscience Corp.
(b)
................ 18,165 746,037
Ultragenyx Pharmaceutical, Inc. ........... 26,949 648,662
uniQure NV
(b)
....................... 7,846 178,261
Veracyte, Inc. ....................... 21,949 835,818
Vericel Corp. ........................ 15,180 546,176
Viking Therapeutics, Inc.
(b)
............... 16,205 470,593
Viridian Therapeutics, Inc. ............... 7,068 233,244
Xencor, Inc. ........................ 10,123 122,387
Zymeworks, Inc. ..................... 7,670 172,805
71,367,852
Broadline Retail — 0.4%
(a)
Etsy, Inc. .......................... 15,202 805,098
Groupon, Inc.
(b)
...................... 7,500 106,125
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 18,836 2,077,799
Pattern Group, Inc. , Class A
(b)
............ 9,499 131,276
Savers Value Village, Inc.
(b)
.............. 3,973 41,161
3,161,459
Security
Shares
Shares Value
Building Products — 2.8%
A O Smith Corp. ..................... 22,202 $ 1,631,625
AAON, Inc. ......................... 20,664 1,881,664
Advanced Drainage Systems, Inc. ......... 21,073 3,203,939
American Woodmark Corp.
(a)
............. 1,718 102,032
Armstrong World Industries, Inc. ........... 13,272 2,438,597
AZZ, Inc. .......................... 3,765 467,952
CSW Industrials, Inc.
(b)
................. 5,055 1,364,749
Gibraltar Industries, Inc.
(a)
............... 4,495 230,414
Griffon Corp. ........................ 4,006 326,289
Hayward Holdings, Inc.
(a)
................ 44,586 719,618
Janus International Group, Inc.
(a)
.......... 10,872 74,582
Masco Corp. ........................ 27,218 1,798,838
Modine Manufacturing Co.
(a)
............. 15,127 2,793,352
Resideo Technologies, Inc.
(a)
............. 21,640 741,386
Simpson Manufacturing Co., Inc. .......... 12,813 2,265,082
Tecnoglass, Inc. ...................... 7,398 361,836
Trex Co., Inc.
(a)
...................... 32,760 1,356,919
UFP Industries, Inc. ................... 8,233 850,304
Zurn Elkay Water Solutions Corp. .......... 46,313 2,135,492
24,744,670
Capital Markets — 4.9%
Acadian Asset Management, Inc. .......... 8,931 494,956
Affiliated Managers Group, Inc. ........... 4,948 1,549,169
Artisan Partners Asset Management, Inc. , Class
A ............................. 12,710 565,849
BGC Group, Inc. , Class A ............... 68,400 623,124
Blue Owl Capital, Inc. , Class A ............ 189,921 2,590,523
Cohen & Steers, Inc. .................. 8,881 570,693
DigitalBridge Group, Inc. , Class A .......... 48,443 745,538
Evercore, Inc. , Class A ................. 11,425 4,036,110
FactSet Research Systems, Inc. ........... 6,567 1,670,382
Federated Hermes, Inc. , Class B, NVS ...... 14,008 746,346
Freedom Holding Corp.
(a) (b)
.............. 5,724 708,059
Galaxy Digital, Inc. , Class A
(a) (b)
........... 36,226 1,023,747
Gemini Space Station, Inc. , Class A
(a) (b)
...... 13,499 112,582
Hamilton Lane, Inc. , Class A ............. 11,866 1,675,954
Houlihan Lokey, Inc. , Class A ............. 16,672 2,806,231
Janus Henderson Group plc ............. 15,339 738,266
Jefferies Financial Group, Inc. ............ 28,484 1,742,651
MarketAxess Holdings, Inc. .............. 4,832 817,719
Miami International Holdings, Inc.
(a)
......... 5,669 236,567
Moelis & Co. , Class A .................. 2,051 146,995
Morningstar, Inc. ..................... 7,872 1,590,853
Oppenheimer Holdings, Inc. , Class A, NVS ... 977 82,097
P10, Inc. , Class A .................... 10,987 118,440
Perella Weinberg Partners , Class C ........ 11,083 247,262
Piper Sandler Cos. .................... 4,758 1,647,933
PJT Partners, Inc. , Class A .............. 6,945 1,201,693
SEI Investments Co. ................... 29,451 2,587,270
StepStone Group, Inc. , Class A ........... 14,271 1,008,817
Stifel Financial Corp. .................. 21,838 2,692,625
StoneX Group, Inc.
(a)
.................. 9,071 1,018,311
Strive, Inc.
(a)
........................ 237,299 194,846
TPG, Inc. , Class A .................... 39,473 2,325,354
Tradeweb Markets, Inc. , Class A ........... 35,494 3,658,367
Victory Capital Holdings, Inc. , Class A ....... 7,845 553,308
WisdomTree, Inc. ..................... 19,640 318,168
42,846,805
Chemicals — 1.4%
Albemarle Corp. ..................... 15,979 2,726,497
ASP Isotopes, Inc.
(a) (b)
.................. 23,807 150,936
Axalta Coating Systems Ltd.
(a)
............ 21,769 731,003
Balchem Corp. ...................... 9,965 1,695,744

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Cabot Corp. ........................ 5,096 $ 367,880
Element Solutions, Inc. ................. 38,944 1,133,271
Hawkins, Inc. ....................... 5,837 760,269
HB Fuller Co. ....................... 4,946 297,255
NewMarket Corp. ..................... 1,251 839,158
Olin Corp. .......................... 20,792 432,682
Perimeter Solutions, Inc.
(a)
............... 40,802 1,066,972
PureCycle Technologies, Inc.
(a) (b)
........... 18,929 180,961
Quaker Chemical Corp. ................ 1,706 262,281
Sensient Technologies Corp. ............. 12,881 1,217,512
11,862,421
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................... 6,233 286,967
ACV Auctions, Inc. , Class A
(a)
............. 46,735 365,000
Brady Corp. , Class A, NVS .............. 7,852 678,963
Brink's Co. (The) ..................... 8,093 1,028,135
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 11,014 1,111,092
Clean Harbors, Inc.
(a)
.................. 15,580 4,049,398
GEO Group, Inc. (The)
(a)
................ 13,090 209,178
HNI Corp. .......................... 8,875 424,136
Interface, Inc. ....................... 9,168 288,517
Liquidity Services, Inc.
(a)
................ 7,322 234,304
MSA Safety, Inc. ..................... 11,392 2,018,093
OPENLANE, Inc.
(a)
.................... 19,900 597,796
Tetra Tech, Inc. ...................... 76,559 2,883,212
UniFirst Corp. ....................... 2,124 456,660
14,631,451
Communications Equipment — 1.7%
(a)
Applied Optoelectronics, Inc.
(b)
............ 19,304 841,847
Calix, Inc. .......................... 17,885 798,923
Digi International, Inc. .................. 7,080 304,936
Extreme Networks, Inc. ................. 40,286 587,370
Harmonic, Inc. ....................... 34,708 337,362
Lumentum Holdings, Inc. ................ 21,100 8,267,824
NETGEAR, Inc. ...................... 4,812 100,619
Ondas, Inc.
(b)
........................ 112,223 1,162,630
Viavi Solutions, Inc. ................... 63,120 1,543,915
Vistance Networks, Inc. ................. 32,586 586,548
14,531,974
Construction & Engineering — 2.9%
API Group Corp.
(a)
.................... 94,719 3,937,469
Arcosa, Inc. ........................ 14,062 1,609,677
Argan, Inc. ......................... 3,956 1,373,167
Bowman Consulting Group Ltd.
(a)
.......... 1,974 68,754
Centuri Holdings, Inc.
(a)
................. 7,346 202,750
Construction Partners, Inc. , Class A
(a) (b)
...... 14,350 1,576,778
Dycom Industries, Inc.
(a)
................ 8,481 3,090,392
Everus Construction Group, Inc.
(a)
.......... 15,515 1,372,922
Fluor Corp.
(a)
........................ 16,646 768,879
Granite Construction, Inc. ............... 12,576 1,518,426
Great Lakes Dredge & Dock Corp.
(a)
........ 7,497 112,305
IES Holdings, Inc.
(a) (b)
.................. 2,577 980,007
Legence Corp. , Class A
(a)
............... 3,671 172,207
Limbach Holdings, Inc.
(a) (b)
............... 3,250 279,435
MYR Group, Inc.
(a)
.................... 3,269 817,381
Primoris Services Corp. ................ 10,865 1,610,736
Sterling Infrastructure, Inc.
(a)
............. 9,318 3,335,005
Terrestrial Energy, Inc.
(a) (b)
............... 15,892 144,776
Tutor Perini Corp. .................... 7,519 593,174
Valmont Industries, Inc. ................. 3,137 1,397,722
WillScot Holdings Corp. , Class A .......... 29,184 584,556
25,546,518
Security
Shares
Shares Value
Construction Materials — 0.3%
Eagle Materials, Inc. ................... 10,179 $ 2,074,582
Knife River Corp.
(a)
.................... 6,067 407,520
United States Lime & Minerals, Inc. ......... 3,265 393,531
2,875,633
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a) (b)
............. 1,191 61,491
Dave, Inc. , Class A
(a)
.................. 3,005 491,889
Enova International, Inc.
(a)
............... 4,160 687,107
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 9,539 542,578
FirstCash Holdings, Inc. ................ 6,068 1,034,594
Jefferson Capital, Inc. .................. 2,051 43,830
LendingClub Corp.
(a)
................... 22,696 383,789
LendingTree, Inc.
(a)
.................... 1,607 91,053
Nelnet, Inc. , Class A ................... 2,466 325,266
SLM Corp. ......................... 32,254 875,696
Upstart Holdings, Inc.
(a) (b)
................ 25,556 1,003,073
5,540,366
Consumer Staples Distribution & Retail — 0.7%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 19,867 1,836,505
Chefs' Warehouse, Inc. (The)
(a)
........... 6,528 410,611
Ingles Markets, Inc. , Class A ............. 1,995 149,346
Maplebear, Inc.
(a)
..................... 33,362 1,239,732
PriceSmart, Inc. ...................... 7,132 1,014,242
Sprouts Farmers Market, Inc.
(a)
............ 19,733 1,399,267
6,049,703
Containers & Packaging — 0.9%
AptarGroup, Inc. ..................... 11,293 1,411,060
Avery Dennison Corp. .................. 9,840 1,825,418
Ball Corp. .......................... 47,185 2,683,411
Crown Holdings, Inc. .................. 16,666 1,744,597
TriMas Corp. ........................ 4,046 140,680
7,805,166
Distributors — 0.1%
Pool Corp. ......................... 4,697 1,193,461
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.
(a)
.......... 11,248 1,164,730
Bright Horizons Family Solutions, Inc.
(a)
...... 16,865 1,562,205
Carriage Services, Inc. ................. 1,557 66,811
Coursera, Inc.
(a)
...................... 34,406 208,500
Duolingo, Inc. , Class A
(a)
................ 11,953 1,602,419
Frontdoor, Inc.
(a)
...................... 13,413 792,842
Graham Holdings Co. , Class B ............ 457 533,150
Grand Canyon Education, Inc.
(a)
........... 8,522 1,481,465
H&R Block, Inc. ...................... 19,572 772,115
Laureate Education, Inc.
(a)
............... 37,714 1,293,590
Mister Car Wash, Inc.
(a)
................. 14,673 81,435
OneSpaWorld Holdings Ltd. .............. 28,144 553,030
Perdoceo Education Corp. ............... 11,922 381,862
Service Corp. International .............. 28,686 2,307,215
Strategic Education, Inc. ................ 2,949 250,724
Stride, Inc.
(a)
........................ 5,755 486,873
Universal Technical Institute, Inc.
(a)
......... 14,137 393,433
13,932,399
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 34,713 1,053,887
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc. ...... 13,616 330,869
Globalstar, Inc.
(a)
..................... 7,618 469,421
IDT Corp. , Class B .................... 3,833 186,399
Iridium Communications, Inc. ............. 29,833 594,273

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Uniti Group, Inc. ..................... 24,819 $ 206,494
1,787,456
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 7,921 1,051,830
MGE Energy, Inc. ..................... 5,348 427,198
1,479,028
Electrical Equipment — 1.9%
Acuity, Inc. ......................... 6,402 1,979,754
Allient, Inc. ......................... 2,259 137,822
American Superconductor Corp.
(a)
......... 13,202 395,004
Amprius Technologies, Inc.
(a) (b)
............ 29,954 372,628
Array Technologies, Inc.
(a)
............... 16,302 184,620
EnerSys ........................... 7,356 1,325,478
Enovix Corp.
(a) (b)
...................... 44,607 295,298
Eos Energy Enterprises, Inc. , Class A
(a)
...... 77,156 1,129,564
Generac Holdings, Inc.
(a)
................ 18,208 3,059,672
LSI Industries, Inc. .................... 7,636 168,832
NANO Nuclear Energy, Inc.
(a) (b)
............ 8,787 258,294
Nextpower, Inc. , Class A
(a) (b)
.............. 27,690 3,242,222
NuScale Power Corp. , Class A
(a)
........... 48,114 841,033
Powell Industries, Inc. .................. 2,828 1,254,473
Power Solutions International, Inc.
(a) (b)
....... 1,716 122,969
Preformed Line Products Co. ............. 416 104,391
Shoals Technologies Group, Inc. , Class A
(a)
... 49,669 468,875
Thermon Group Holdings, Inc.
(a)
........... 5,257 237,879
Vicor Corp.
(a)
........................ 7,063 1,113,623
16,692,431
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc. .......... 11,555 2,950,685
Aeva Technologies, Inc.
(a) (b)
.............. 4,935 63,020
Arlo Technologies, Inc.
(a)
................ 30,290 384,380
Badger Meter, Inc. .................... 8,962 1,313,650
Bel Fuse, Inc. , Class B, NVS ............. 2,047 411,836
Belden, Inc. ........................ 11,745 1,380,155
Benchmark Electronics, Inc. ............. 4,383 228,530
Cognex Corp. ....................... 49,327 1,910,928
CTS Corp. ......................... 8,660 445,211
Daktronics, Inc.
(a)
..................... 7,685 177,908
ePlus, Inc. ......................... 4,014 344,441
Evolv Technologies Holdings, Inc.
(a)
......... 33,477 207,223
IPG Photonics Corp.
(a) (b)
................ 3,327 307,448
Itron, Inc.
(a)
......................... 13,892 1,376,419
Kimball Electronics, Inc.
(a)
............... 4,259 128,664
Littelfuse, Inc. ....................... 4,853 1,571,207
Mirion Technologies, Inc. , Class A
(a)
........ 69,778 1,733,286
Napco Security Technologies, Inc. ......... 10,700 394,723
Novanta, Inc.
(a) (b)
..................... 10,903 1,466,890
OSI Systems, Inc.
(a) (b)
.................. 4,810 1,203,173
Ouster, Inc. , Class A
(a)
.................. 17,325 360,880
PC Connection, Inc. ................... 1,293 76,041
Plexus Corp.
(a)
....................... 4,944 985,487
Powerfleet, Inc.
(a)
..................... 35,108 179,402
Rogers Corp.
(a)
...................... 3,308 321,670
Sanmina Corp.
(a)
..................... 15,153 2,146,877
TTM Technologies, Inc.
(a)
................ 28,758 2,824,036
Vishay Intertechnology, Inc. .............. 22,929 462,019
Vontier Corp. ........................ 22,251 834,412
26,190,601
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 35,126 1,039,378
Atlas Energy Solutions, Inc. .............. 9,724 113,479
Bristow Group, Inc.
(a)
.................. 2,917 128,231
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Cactus, Inc. , Class A .................. 8,486 $ 477,168
Helix Energy Solutions Group, Inc.
(a)
........ 26,153 207,655
Kodiak Gas Services, Inc. ............... 16,066 674,933
Noble Corp. plc ...................... 19,405 691,206
Oceaneering International, Inc.
(a)
.......... 20,552 618,615
Seadrill Ltd.
(a)
....................... 7,689 295,873
Solaris Energy Infrastructure, Inc. , Class A .... 13,547 747,659
TETRA Technologies, Inc.
(a)
.............. 18,803 214,354
Tidewater, Inc.
(a)
..................... 9,739 608,590
Transocean Ltd.
(a)
.................... 265,712 1,320,589
Valaris Ltd.
(a)
........................ 18,660 1,077,242
8,214,972
Entertainment — 1.0%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 3,023 133,073
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 14,067 561,695
Cinemark Holdings, Inc. ................ 9,805 232,182
IMAX Corp.
(a)
....................... 7,325 255,716
Madison Square Garden Entertainment Corp.
(a)
. 12,099 748,565
Madison Square Garden Sports Corp.
(a)
...... 5,152 1,460,850
Roku, Inc. , Class A
(a)
.................. 39,137 3,725,842
Warner Music Group Corp. , Class A ........ 42,301 1,268,184
8,386,107
Financial Services — 0.8%
Better Home & Finance Holding Co.
(a) (b)
...... 1,555 47,132
Burford Capital Ltd. ................... 25,602 248,083
Cantaloupe, Inc.
(a) (b)
................... 18,655 200,355
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,151 194,864
Flywire Corp.
(a)
...................... 32,465 409,059
Jack Henry & Associates, Inc. ............ 12,830 2,299,264
Merchants Bancorp ................... 2,024 83,915
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 15,349 410,279
Payoneer Global, Inc.
(a)
................. 28,495 182,083
Radian Group, Inc. .................... 17,855 587,430
Remitly Global, Inc.
(a)
.................. 47,696 630,541
Sezzle, Inc.
(a) (b)
...................... 5,880 371,851
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 20,299 1,198,453
Velocity Financial, Inc.
(a)
................ 2,964 60,140
6,923,449
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
............... 27,245 1,244,007
Freshpet, Inc.
(a) (b)
..................... 14,002 975,939
Lamb Weston Holdings, Inc. ............. 15,507 712,236
Marzetti Co. (The) .................... 6,243 1,071,111
Mission Produce, Inc.
(a)
................. 7,643 102,875
Seneca Foods Corp. , Class A
(a)
........... 440 52,505
Tootsie Roll Industries, Inc. .............. 5,287 200,272
Vital Farms, Inc.
(a)
.................... 10,306 293,206
4,652,151
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 3,350 431,078
National Fuel Gas Co. ................. 13,126 1,099,303
Southwest Gas Holdings, Inc. ............ 8,971 742,978
2,273,359
Ground Transportation — 1.0%
ArcBest Corp. ....................... 2,463 222,212
Hertz Global Holdings, Inc.
(a) (b)
............ 14,316 70,148
Knight-Swift Transportation Holdings, Inc. .... 30,967 1,706,282
Landstar System, Inc. .................. 4,088 610,584
Lyft, Inc. , Class A
(a) (b)
................... 46,450 783,611
RXO, Inc.
(a)
......................... 50,082 730,196
Ryder System, Inc. .................... 7,368 1,409,351

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Saia, Inc.
(a)
......................... 3,843 $ 1,286,905
Schneider National, Inc. , Class B .......... 8,213 220,437
U-Haul Holding Co.
(a)
.................. 1,270 71,819
U-Haul Holding Co. , NVS ............... 16,243 833,428
Werner Enterprises, Inc. ................ 11,305 387,196
8,332,169
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.
(a)
................. 10,292 1,677,905
Alphatec Holdings, Inc.
(a)
................ 22,203 329,271
Artivion, Inc.
(a)
....................... 13,045 531,845
AtriCure, Inc.
(a)
...................... 8,876 327,791
AxoGen, Inc.
(a)
....................... 11,911 415,098
Beta Bionics, Inc.
(a) (b)
.................. 5,157 71,321
Establishment Labs Holdings, Inc.
(a) (b)
....... 7,399 504,242
Glaukos Corp.
(a)
...................... 16,234 1,938,015
Globus Medical, Inc. , Class A
(a)
........... 35,232 3,194,838
Haemonetics Corp.
(a)
.................. 5,372 358,098
Inspire Medical Systems, Inc.
(a)
........... 8,981 680,580
Integer Holdings Corp.
(a)
................ 2,948 256,063
iRadimed Corp. ...................... 2,531 247,734
IRhythm Holdings, Inc.
(a) (b)
............... 4,533 700,394
Kestra Medical Technologies Ltd.
(a) (b)
........ 9,237 227,877
Lantheus Holdings, Inc.
(a) (b)
.............. 20,673 1,383,437
LeMaitre Vascular, Inc. ................. 6,269 532,677
Masimo Corp.
(a)
...................... 8,677 1,191,612
Merit Medical Systems, Inc.
(a)
............. 18,075 1,465,702
Novocure Ltd.
(a)
...................... 11,467 142,191
Penumbra, Inc.
(a)
..................... 11,385 4,077,765
PROCEPT BioRobotics Corp.
(a) (b)
.......... 16,442 476,160
Pulse Biosciences, Inc.
(a) (b)
............... 5,412 74,848
STAAR Surgical Co.
(a)
.................. 10,040 190,258
Tandem Diabetes Care, Inc.
(a)
............ 10,507 208,984
TransMedics Group, Inc.
(a) (b)
.............. 9,521 1,275,576
UFP Technologies, Inc.
(a) (b)
............... 2,316 581,640
23,061,922
Health Care Providers & Services — 3.1%
Addus HomeCare Corp.
(a)
............... 5,460 565,001
Alignment Healthcare, Inc.
(a)
............. 19,002 428,115
Astrana Health, Inc.
(a)
.................. 12,005 272,994
Aveanna Healthcare Holdings, Inc.
(a)
........ 16,911 142,052
BrightSpring Health Services, Inc.
(a)
........ 20,846 818,622
Chemed Corp. ....................... 4,461 1,905,472
CorVel Corp.
(a)
....................... 8,931 621,866
DaVita, Inc.
(a) (b)
...................... 3,595 393,077
Encompass Health Corp.
(b)
.............. 29,461 2,784,948
Ensign Group, Inc. (The)
(b)
............... 17,624 3,025,336
GeneDx Holdings Corp. , Class A
(a)
......... 6,089 586,127
Guardant Health, Inc.
(a)
................. 35,458 4,043,630
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 6,719 202,914
HealthEquity, Inc.
(a)
.................... 26,107 2,236,587
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 62,390 1,690,145
Hinge Health, Inc. , Class A
(a)
............. 4,444 155,096
National HealthCare Corp. ............... 2,248 321,711
NeoGenomics, Inc.
(a)
.................. 38,490 464,189
Nutex Health, Inc.
(a) (b)
.................. 1,099 163,520
Omada Health, Inc.
(a) (b)
................. 2,501 37,390
Option Care Health, Inc.
(a)
............... 20,468 695,912
PACS Group, Inc.
(a)
................... 4,412 148,949
Pennant Group, Inc. (The)
(a)
.............. 9,964 275,206
Privia Health Group, Inc.
(a)
............... 33,703 782,584
Progyny, Inc.
(a)
....................... 21,643 516,618
RadNet, Inc.
(a)
....................... 20,019 1,403,332
Surgery Partners, Inc.
(a) (b)
............... 21,772 323,532
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 8,034 $ 1,616,923
US Physical Therapy, Inc. ............... 2,635 220,997
26,842,845
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 49,791 2,335,696
CareTrust REIT, Inc. ................... 64,860 2,421,872
Healthpeak Properties, Inc. .............. 89,114 1,536,325
National Health Investors, Inc. ............ 5,665 465,210
Omega Healthcare Investors, Inc. .......... 38,403 1,685,124
Sabra Health Care REIT, Inc. ............. 28,103 526,369
Sila Realty Trust, Inc. .................. 6,934 168,843
9,139,439
Health Care Technology — 0.3%
Certara, Inc.
(a)
....................... 15,982 140,482
Doximity, Inc. , Class A
(a)
................ 39,742 1,489,132
HealthStream, Inc. .................... 7,034 156,788
HeartFlow, Inc.
(a) (b)
.................... 5,694 170,080
Phreesia, Inc.
(a)
...................... 5,882 78,995
Schrodinger, Inc.
(a) (b)
................... 9,063 126,610
Waystar Holding Corp.
(a) (b)
............... 24,316 645,833
2,807,920
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc. ......... 8,378 793,396
Sunstone Hotel Investors, Inc. ............ 22,675 198,860
992,256
Hotels, Restaurants & Leisure — 3.5%
Biglari Holdings, Inc. , Class A
(a)
........... 9 17,719
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 136 51,004
BJ's Restaurants, Inc.
(a)
................. 2,922 122,198
Brinker International, Inc.
(a)
.............. 4,254 670,941
Cava Group, Inc.
(a) (b)
................... 29,985 1,817,691
Cheesecake Factory, Inc. (The) ........... 6,118 354,599
Choice Hotels International, Inc.
(b)
.......... 4,183 430,012
Churchill Downs, Inc. .................. 14,553 1,431,433
Domino's Pizza, Inc. ................... 9,707 3,983,073
Dutch Bros, Inc. , Class A
(a)
.............. 34,946 1,900,713
First Watch Restaurant Group, Inc.
(a)
........ 4,545 72,675
Global Business Travel Group I
(a) (b)
......... 45,035 308,490
Hyatt Hotels Corp. , Class A .............. 12,323 1,926,948
Life Time Group Holdings, Inc.
(a)
........... 36,910 1,076,665
Monarch Casino & Resort, Inc. ............ 4,000 366,120
Norwegian Cruise Line Holdings Ltd.
(a)
....... 73,341 1,610,568
Planet Fitness, Inc. , Class A
(a)
............ 24,827 2,260,250
Pursuit Attractions & Hospitality, Inc.
(a)
....... 6,300 218,799
Red Rock Resorts, Inc. , Class A ........... 15,462 976,116
Rush Street Interactive, Inc. , Class A
(a)
...... 10,549 186,401
Sabre Corp.
(a) (b)
...................... 77,447 100,681
Serve Robotics, Inc.
(a) (b)
................. 20,404 212,814
Shake Shack, Inc. , Class A
(a)
............. 11,740 1,039,812
Target Hospitality Corp.
(a)
............... 4,435 30,557
Texas Roadhouse, Inc. ................. 20,425 3,673,641
Travel + Leisure Co. ................... 8,808 612,508
Vail Resorts, Inc. ..................... 7,062 939,740
Wingstop, Inc.
(b)
...................... 8,551 2,269,692
Wyndham Hotels & Resorts, Inc. .......... 9,494 691,068
Wynn Resorts Ltd.
(b)
................... 12,190 1,309,816
30,662,744
Household Durables — 0.9%
Cavco Industries, Inc.
(a)
................. 2,235 1,099,665
Century Communities, Inc. .............. 3,068 193,223
Champion Homes, Inc.
(a)
................ 16,253 1,273,910
Installed Building Products, Inc.
(b)
.......... 4,310 1,241,883

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Sonos, Inc.
(a)
........................ 21,976 $ 315,356
Toll Brothers, Inc. ..................... 11,954 1,727,233
TopBuild Corp.
(a)
..................... 4,428 2,072,525
7,923,795
Household Products — 0.1%
WD-40 Co. ......................... 4,130 954,980
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc. , Class A ............ 10,195 344,285
Clearway Energy, Inc. , Class C ........... 25,342 916,113
Ormat Technologies, Inc. ................ 17,503 2,186,825
3,447,223
Industrial REITs — 0.9%
EastGroup Properties, Inc. .............. 16,029 2,911,508
First Industrial Realty Trust, Inc. ........... 18,285 1,061,078
LXP Industrial Trust ................... 9,600 475,680
Rexford Industrial Realty, Inc. ............ 37,620 1,524,739
STAG Industrial, Inc. .................. 27,887 1,046,041
Terreno Realty Corp. .................. 19,289 1,187,045
8,206,091
Insurance — 2.1%
Accelerant Holdings , Class A
(a) (b)
........... 11,797 161,147
American Financial Group, Inc. ........... 7,212 939,507
Assured Guaranty Ltd. ................. 9,267 786,305
Ategrity Specialty Holdings LLC
(a)
.......... 2,745 48,888
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
10,868 238,227
Bowhead Specialty Holdings, Inc.
(a)
......... 4,709 115,653
Erie Indemnity Co. , Class A, NVS .......... 7,736 2,189,365
Goosehead Insurance, Inc. , Class A
(a)
....... 7,384 456,627
Hanover Insurance Group, Inc. (The) ....... 4,951 862,167
HCI Group, Inc. ...................... 3,080 488,704
Hippo Holdings, Inc.
(a)
.................. 3,550 105,790
Kinsale Capital Group, Inc. .............. 6,773 2,681,295
Lemonade, Inc.
(a) (b)
.................... 16,504 1,431,392
Mercury General Corp. ................. 7,727 676,808
Neptune Insurance Holdings, Inc. , Class A
(a)
... 7,342 187,221
Old Republic International Corp. ........... 20,940 820,220
Palomar Holdings, Inc.
(a)
................ 4,829 596,816
Primerica, Inc. ....................... 6,678 1,756,581
RLI Corp. .......................... 13,993 817,611
Root, Inc. , Class A
(a)
................... 3,733 231,931
Ryan Specialty Holdings, Inc. , Class A
(b)
..... 32,263 1,557,658
SiriusPoint Ltd.
(a)
..................... 2,044 41,718
Skyward Specialty Insurance Group, Inc.
(a)
.... 5,785 258,127
Slide Insurance Holdings, Inc.
(a) (b)
.......... 6,442 110,996
Trupanion, Inc.
(a)
..................... 10,761 344,244
Universal Insurance Holdings, Inc. ......... 2,969 90,406
White Mountains Insurance Group Ltd.
(b)
..... 282 576,670
18,572,074
Interactive Media & Services — 0.6%
Cargurus, Inc. , Class A
(a)
................ 23,699 767,848
EverQuote, Inc. , Class A
(a)
............... 2,744 62,289
Grindr, Inc.
(a) (b)
....................... 9,892 111,977
Match Group, Inc. .................... 75,368 2,347,713
QuinStreet, Inc.
(a)
..................... 8,258 109,749
Rumble, Inc. , Class A
(a) (b)
................ 32,075 182,507
Shutterstock, Inc. ..................... 2,746 54,508
Snap, Inc. , Class A, NVS
(a) (b)
............. 168,337 1,166,575
Taboola.com Ltd.
(a) (b)
................... 18,740 74,960
Trump Media & Technology Group Corp.
(a) (b)
... 19,122 244,379
Webtoon Entertainment, Inc.
(a) (b)
........... 1,808 21,859
Security
Shares
Shares Value
Interactive Media & Services (continued)
Yelp, Inc.
(a)
......................... 11,503 $ 314,952
5,459,316
IT Services — 0.6%
(a)
Applied Digital Corp.
(b)
................. 75,953 2,573,288
BigBear.ai Holdings, Inc.
(b)
............... 63,007 317,555
DigitalOcean Holdings, Inc. .............. 13,427 741,842
EPAM Systems, Inc. ................... 5,535 1,154,601
Fastly, Inc. , Class A ................... 19,619 181,476
Grid Dynamics Holdings, Inc. , Class A ....... 20,128 166,458
5,135,220
Leisure Products — 0.3%
Acushnet Holdings Corp. ................ 4,103 397,745
Brunswick Corp. ..................... 10,141 813,511
Hasbro, Inc. ........................ 16,153 1,442,624
Latham Group, Inc.
(a)
.................. 12,955 81,487
2,735,367
Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.
(a) (b)
......... 30,567 565,490
Azenta, Inc.
(a)
....................... 12,218 475,036
BioLife Solutions, Inc.
(a)
................. 7,559 164,786
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 3,770 1,107,249
Bio-Techne Corp. ..................... 26,738 1,713,638
Bruker Corp.
(b)
....................... 10,321 457,117
Fortrea Holdings, Inc.
(a)
................. 10,250 172,303
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 1,386 —
Personalis, Inc.
(a)
..................... 8,320 77,958
Repligen Corp.
(a) (b)
.................... 8,701 1,299,668
Revvity, Inc. ........................ 13,092 1,424,410
Sotera Health Co.
(a)
................... 46,775 847,563
Tempus AI, Inc.
(a) (b)
.................... 25,898 1,549,218
9,854,436
Machinery — 7.2%
Aebi Schmidt Holding AG ............... 6,046 88,513
AGCO Corp. ........................ 6,307 715,277
Alamo Group, Inc.
(b)
................... 1,636 319,527
Alliance Laundry Holdings, Inc.
(a) (b)
......... 14,199 313,514
Allison Transmission Holdings, Inc. ......... 7,690 835,903
Atmus Filtration Technologies, Inc. ......... 2,704 156,751
Blue Bird Corp.
(a)
..................... 5,148 258,996
CECO Environmental Corp.
(a)
............. 9,064 611,186
Chart Industries, Inc.
(a)
................. 13,720 2,844,705
Crane Co. .......................... 15,065 2,751,472
Donaldson Co., Inc. ................... 22,247 2,267,859
Douglas Dynamics, Inc. ................ 2,803 105,617
Energy Recovery, Inc.
(a) (b)
............... 16,471 240,312
Enerpac Tool Group Corp. , Class A ......... 16,654 672,155
Enpro, Inc. ......................... 6,070 1,449,395
Esab Corp. ......................... 10,254 1,241,759
ESCO Technologies, Inc. ............... 7,378 1,683,438
Federal Signal Corp. .................. 18,611 2,011,663
Flowserve Corp. ..................... 26,154 2,043,935
Franklin Electric Co., Inc. ............... 12,131 1,208,490
Gorman-Rupp Co. (The) ................ 6,235 339,745
Graham Corp.
(a)
...................... 3,075 215,004
Helios Technologies, Inc. ................ 4,349 281,728
IDEX Corp. ......................... 13,295 2,639,722
ITT, Inc. ........................... 26,510 4,832,773
JBT Marel Corp. ..................... 11,014 1,732,612
Kadant, Inc. ........................ 3,432 1,101,809
Lincoln Electric Holdings, Inc. ............ 17,131 4,545,711
Lindsay Corp. ....................... 1,239 155,210

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Microvast Holdings, Inc.
(a) (b)
.............. 60,155 $ 157,606
Middleby Corp. (The)
(a)
................. 4,440 653,435
Mueller Industries, Inc. ................. 33,848 4,608,067
Mueller Water Products, Inc. , Class A ....... 47,859 1,295,543
Nordson Corp. ....................... 15,901 4,365,302
Proto Labs, Inc.
(a)
..................... 7,221 380,186
RBC Bearings, Inc.
(a)
.................. 9,463 4,728,377
Richtech Robotics, Inc. , Class B
(a) (b)
........ 46,116 165,095
SPX Technologies, Inc.
(a) (b)
............... 15,078 3,142,406
Standex International Corp. .............. 2,295 550,800
Symbotic, Inc. , Class A
(a) (b)
............... 15,389 836,700
Toro Co. (The) ....................... 16,424 1,502,796
Watts Water Technologies, Inc. , Class A ...... 8,345 2,497,742
62,548,836
Marine Transportation — 0.2%
Kirby Corp.
(a)
........................ 9,330 1,097,768
Matson, Inc. ........................ 2,720 436,016
1,533,784
Media — 1.0%
DoubleVerify Holdings, Inc.
(a) (b)
............ 22,783 246,512
EchoStar Corp. , Class A
(a)
............... 23,205 2,627,270
Ibotta, Inc. , Class A
(a)
.................. 2,262 46,733
Liberty Broadband Corp. , Class A
(a)
......... 2,460 118,129
Liberty Broadband Corp. , Class C, NVS
(a)
.... 15,114 727,135
Magnite, Inc.
(a)
....................... 40,863 591,288
MNTN, Inc. , Class A
(a)
.................. 3,258 29,974
New York Times Co. (The) , Class A ......... 47,792 3,503,631
Newsmax, Inc. , Class B
(a) (b)
.............. 12,680 87,492
NIQ Global Intelligence plc
(a) (b)
............ 8,509 144,568
TEGNA, Inc. ........................ 17,458 334,495
8,457,227
Metals & Mining — 1.1%
Century Aluminum Co.
(a)
................ 15,221 689,968
Coeur Mining, Inc.
(a) (b)
.................. 74,856 1,530,057
Compass Minerals International, Inc.
(a)
....... 3,580 89,428
Constellium SE , Class A
(a)
............... 19,167 430,683
Hecla Mining Co. ..................... 118,714 2,673,439
Ivanhoe Electric, Inc.
(a)
................. 32,338 552,656
Materion Corp. ...................... 4,305 595,295
McEwen, Inc.
(a) (b)
..................... 6,927 167,287
MP Materials Corp. , Class A
(a) (b)
........... 38,290 2,250,303
Ramaco Resources, Inc. , Class A
(a)
......... 4,868 94,975
Ramaco Resources, Inc. , Class B .......... 747 9,800
United States Antimony Corp.
(a) (b)
.......... 30,362 222,554
USA Rare Earth, Inc.
(a) (b)
................ 18,616 417,371
9,723,816
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. .. 14,820 160,204
Blackstone Mortgage Trust, Inc. , Class A ..... 23,657 455,397
Ellington Financial, Inc. ................. 9,882 126,984
742,585
Office REITs — 0.1%
Vornado Realty Trust .................. 24,662 786,225
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp. ................ 37,951 714,238
Antero Resources Corp.
(a)
............... 52,286 1,901,642
BKV Corp.
(a) (b)
....................... 3,907 116,233
Centrus Energy Corp. , Class A
(a) (b)
......... 4,914 1,367,468
CNX Resources Corp.
(a)
................ 37,976 1,473,469
Comstock Resources, Inc.
(a)
.............. 21,316 519,045
Core Natural Resources, Inc. ............. 8,430 804,053
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc. .................... 15,717 $ 1,980,656
Gulfport Energy Corp.
(a)
................ 2,613 533,496
Kinetik Holdings, Inc. , Class A ............ 4,899 200,418
Lightbridge Corp.
(a)
.................... 9,260 142,465
NextDecade Corp.
(a) (b)
.................. 14,343 75,874
REX American Resources Corp.
(a)
......... 4,354 147,209
Uranium Energy Corp.
(a) (b)
............... 145,424 2,507,110
12,483,376
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 11,988 1,003,875
Passenger Airlines — 0.3%
(a)
Alaska Air Group, Inc. .................. 15,941 810,281
Frontier Group Holdings, Inc.
(b)
............ 10,125 46,980
Joby Aviation, Inc. , Class A
(b)
............. 123,700 1,307,509
SkyWest, Inc. ....................... 3,725 359,537
2,524,307
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 12,083 300,504
elf Beauty, Inc.
(a)
..................... 15,363 1,305,701
Interparfums, Inc. ..................... 5,624 548,734
2,154,939
Pharmaceuticals — 1.4%
Amylyx Pharmaceuticals, Inc.
(a)
........... 24,326 347,618
Aquestive Therapeutics, Inc.
(a)
............ 14,172 41,807
AtaiBeckley, Inc.
(a) (b)
................... 90,300 339,528
Avadel Pharmaceuticals plc , ADR
(a)
......... 26,552 572,196
Axsome Therapeutics, Inc.
(a)
............. 12,027 2,215,975
Corcept Therapeutics, Inc.
(a)
............. 29,583 1,179,474
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 13,906 694,466
Edgewise Therapeutics, Inc.
(a)
............ 15,487 435,959
Esperion Therapeutics, Inc.
(a)
............. 29,786 100,974
Harrow, Inc.
(a) (b)
...................... 8,115 332,228
Innoviva, Inc.
(a)
...................... 10,538 210,760
Jazz Pharmaceuticals plc
(a)
.............. 7,645 1,257,526
LENZ Therapeutics, Inc.
(a) (b)
.............. 3,668 58,028
Ligand Pharmaceuticals, Inc.
(a)
............ 2,861 549,598
Liquidia Corp.
(a)
...................... 20,117 852,760
Nektar Therapeutics
(a) (b)
................. 2,257 84,254
Ocular Therapeutix, Inc.
(a)
............... 32,956 301,218
Phibro Animal Health Corp. , Class A ........ 6,287 252,423
Septerna, Inc.
(a) (b)
..................... 5,635 131,521
Supernus Pharmaceuticals, Inc.
(a)
.......... 7,687 370,206
Tarsus Pharmaceuticals, Inc.
(a)
............ 8,750 564,725
Trevi Therapeutics, Inc.
(a)
............... 30,617 320,560
WaVe Life Sciences Ltd.
(a)
............... 39,619 512,670
Xeris Biopharma Holdings, Inc.
(a)
.......... 45,326 333,599
12,060,073
Professional Services — 3.1%
Barrett Business Services, Inc. ............ 7,534 286,292
BlackSky Technology, Inc. , Class A
(a) (b)
....... 8,120 179,208
CACI International, Inc. , Class A
(a) (b)
........ 4,451 2,762,202
CBIZ, Inc.
(a) (b)
........................ 8,794 346,044
CRA International, Inc. ................. 1,815 342,926
CSG Systems International, Inc. ........... 3,347 266,923
Dayforce, Inc.
(a)
...................... 47,612 3,298,083
ExlService Holdings, Inc.
(a)
.............. 49,651 1,943,837
Exponent, Inc. ....................... 15,538 1,116,716
FTI Consulting, Inc.
(a) (b)
................. 9,891 1,727,661
Genpact Ltd. ........................ 17,281 762,092
Huron Consulting Group, Inc.
(a)
............ 5,218 881,842
ICF International, Inc. .................. 2,128 198,436
Innodata, Inc.
(a) (b)
..................... 9,320 516,701

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Insperity, Inc. ........................ 6,018 $ 257,149
KBR, Inc. .......................... 19,813 848,195
Korn Ferry ......................... 6,265 435,230
Legalzoom.com, Inc.
(a)
................. 34,515 306,838
Maximus, Inc. ....................... 4,990 471,256
Parsons Corp.
(a)
...................... 11,213 785,583
Paycom Software, Inc. ................. 15,463 2,083,639
Paylocity Holding Corp.
(a)
............... 13,608 1,836,808
Planet Labs PBC , Class A
(a) (b)
............. 66,786 1,667,646
Robert Half, Inc. ..................... 11,530 399,053
TIC Solutions, Inc.
(a) (b)
.................. 26,124 263,852
UL Solutions, Inc. , Class A ............... 22,714 1,595,204
Verra Mobility Corp. , Class A
(a)
............ 48,513 936,301
Willdan Group, Inc.
(a)
.................. 4,089 516,032
27,031,749
Real Estate Management & Development — 0.5%
eXp World Holdings, Inc. ................ 14,596 131,948
Howard Hughes Holdings, Inc.
(a)
........... 4,482 366,000
Jones Lang LaSalle, Inc.
(a)
............... 7,966 2,851,111
Newmark Group, Inc. , Class A ............ 25,940 462,510
St. Joe Co. (The) ..................... 12,444 823,669
4,635,238
Residential REITs — 0.9%
American Homes 4 Rent , Class A .......... 45,840 1,435,709
Apartment Investment & Management Co. , Class
A ............................. 19,265 113,278
Camden Property Trust ................. 14,714 1,604,562
Equity LifeStyle Properties, Inc. ........... 33,900 2,141,463
Independence Realty Trust, Inc. ........... 22,772 380,292
UDR, Inc. .......................... 41,472 1,540,685
UMH Properties, Inc. .................. 14,514 226,854
Veris Residential, Inc. .................. 14,894 226,240
7,669,083
Retail REITs — 1.0%
Acadia Realty Trust ................... 13,999 280,120
Agree Realty Corp. ................... 15,245 1,101,146
Alexander's, Inc. ..................... 275 67,348
Brixmor Property Group, Inc. ............. 32,617 873,809
CBL & Associates Properties, Inc. .......... 2,010 71,958
Curbline Properties Corp. ............... 31,702 768,774
Federal Realty Investment Trust ........... 10,258 1,037,699
Kite Realty Group Trust ................. 27,587 648,019
NETSTREIT Corp. .................... 9,631 181,448
Phillips Edison & Co., Inc. ............... 18,837 682,465
Regency Centers Corp. ................ 19,700 1,435,539
Tanger, Inc. ......................... 34,170 1,118,042
Urban Edge Properties ................. 25,037 486,469
8,752,836
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc. , Class A
(a)
............ 10,683 620,896
Aehr Test Systems
(a) (b)
.................. 8,475 217,299
Allegro MicroSystems, Inc.
(a) (b)
............ 37,636 1,389,145
Alpha & Omega Semiconductor Ltd.
(a)
....... 2,608 57,637
Ambarella, Inc.
(a)
..................... 12,417 795,185
Amkor Technology, Inc. ................. 20,166 974,623
Cirrus Logic, Inc.
(a)
.................... 7,824 1,019,780
Cohu, Inc.
(a)
........................ 13,087 373,503
Diodes, Inc.
(a)
....................... 5,514 326,374
Enphase Energy, Inc.
(a)
................. 24,354 900,611
FormFactor, Inc.
(a)
.................... 23,817 1,678,860
Ichor Holdings Ltd.
(a)
................... 9,560 290,050
Impinj, Inc.
(a)
........................ 8,142 1,124,410
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc. ............ 14,702 $ 842,866
Lattice Semiconductor Corp.
(a) (b)
........... 42,066 3,387,154
MACOM Technology Solutions Holdings, Inc.
(a)
. 19,345 4,237,716
MKS, Inc. .......................... 10,585 2,491,815
Navitas Semiconductor Corp.
(a) (b)
.......... 33,210 284,942
Onto Innovation, Inc.
(a)
................. 15,053 3,041,459
PDF Solutions, Inc.
(a)
.................. 5,609 178,647
Power Integrations, Inc. ................ 16,663 765,498
Qorvo, Inc.
(a)
........................ 13,692 1,069,482
Rambus, Inc.
(a)
...................... 32,902 3,745,235
Rigetti Computing, Inc.
(a) (b)
............... 46,653 847,685
Semtech Corp.
(a)
..................... 26,434 2,108,111
Silicon Laboratories, Inc.
(a)
............... 9,863 1,404,984
SiTime Corp.
(a)
....................... 6,522 2,368,203
SkyWater Technology, Inc.
(a)
............. 7,821 247,613
Synaptics, Inc.
(a) (b)
.................... 6,544 539,945
Ultra Clean Holdings, Inc.
(a) (b)
............. 7,161 312,792
Universal Display Corp. ................ 14,518 1,666,957
Veeco Instruments, Inc.
(a)
............... 9,158 286,004
39,595,481
Software — 8.2%
A10 Networks, Inc. .................... 22,245 387,953
ACI Worldwide, Inc.
(a)
.................. 32,271 1,399,271
Adeia, Inc. ......................... 14,714 266,176
Agilysys, Inc.
(a)
...................... 7,715 669,276
Alarm.com Holdings, Inc.
(a)
.............. 14,960 729,749
Alkami Technology, Inc.
(a) (b)
.............. 19,391 410,895
Amplitude, Inc. , Class A
(a)
............... 24,660 226,132
Appfolio, Inc. , Class A
(a)
................ 7,018 1,332,578
Appian Corp. , Class A
(a) (b)
............... 9,285 259,051
Asana, Inc. , Class A
(a)
.................. 27,963 286,621
Aurora Innovation, Inc. , Class A
(a) (b)
......... 163,135 685,167
AvePoint, Inc. , Class A
(a)
................ 41,862 486,855
BILL Holdings, Inc.
(a)
................... 25,603 1,105,281
Bit Digital, Inc.
(a) (b)
..................... 95,000 192,850
BitMine Immersion Technologies, Inc.
(b)
...... 86,556 2,172,556
Blackbaud, Inc.
(a)
..................... 4,844 260,123
BlackLine, Inc.
(a)
..................... 11,093 515,492
Blend Labs, Inc. , Class A
(a)
.............. 59,256 141,029
Box, Inc. , Class A
(a)
................... 43,800 1,110,330
Braze, Inc. , Class A
(a)
.................. 25,070 521,957
C3.ai, Inc. , Class A
(a)
.................. 16,556 182,282
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 98,708 748,207
Cipher Mining, Inc.
(a)
................... 98,143 1,566,362
Cleanspark, Inc.
(a) (b)
................... 83,331 986,639
Clear Secure, Inc. , Class A .............. 25,518 832,397
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 81,865 1,972,128
Commvault Systems, Inc.
(a)
.............. 13,357 1,144,695
Confluent, Inc. , Class A
(a)
............... 86,331 2,636,549
Core Scientific, Inc.
(a) (b)
................. 89,312 1,606,723
Digital Turbine, Inc.
(a)
.................. 17,301 90,311
Dolby Laboratories, Inc. , Class A .......... 18,930 1,215,117
Dropbox, Inc. , Class A
(a)
................ 15,766 401,718
D-Wave Quantum, Inc.
(a) (b)
............... 101,236 2,148,228
Elastic NV
(a)
........................ 26,935 1,775,825
Freshworks, Inc. , Class A
(a)
.............. 60,200 648,956
Gitlab, Inc. , Class A
(a)
.................. 40,221 1,406,931
Hut 8 Corp.
(a)
........................ 28,620 1,597,855
I3 Verticals, Inc. , Class A
(a) (b)
............. 2,555 56,746
Intapp, Inc.
(a)
........................ 16,802 570,428
InterDigital, Inc. ...................... 7,311 2,386,603
Jamf Holding Corp.
(a)
.................. 9,707 126,676
JFrog Ltd.
(a) (b)
....................... 29,589 1,621,477
Klaviyo, Inc. , Class A
(a)
................. 40,171 892,198

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Life360, Inc.
(a) (b)
...................... 22,488 $ 1,288,337
Manhattan Associates, Inc.
(a)
............. 18,511 2,795,346
MARA Holdings, Inc.
(a) (b)
................ 111,233 1,056,713
N-able, Inc.
(a)
........................ 21,850 132,629
nCino, Inc.
(a) (b)
....................... 31,194 665,992
NextNav, Inc.
(a) (b)
..................... 19,134 274,764
Onestream, Inc.
(a)
..................... 24,385 575,730
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 12,304 238,575
PagerDuty, Inc.
(a)
..................... 13,687 145,082
PAR Technology Corp.
(a) (b)
............... 12,096 317,036
Pegasystems, Inc. .................... 28,063 1,226,072
Porch Group, Inc.
(a)
................... 23,921 188,737
Procore Technologies, Inc.
(a)
............. 36,132 2,041,097
Q2 Holdings, Inc.
(a)
.................... 18,376 1,125,530
Qualys, Inc.
(a)
....................... 10,707 1,412,253
Rapid7, Inc.
(a)
....................... 11,359 135,399
Red Violet, Inc.
(a)
..................... 3,475 158,043
RingCentral, Inc. , Class A
(a) (b)
............. 8,005 207,169
Riot Platforms, Inc.
(a) (b)
................. 58,568 906,047
Rubrik, Inc. , Class A
(a)
.................. 41,303 2,310,903
SailPoint, Inc.
(a) (b)
..................... 18,547 291,002
Samsara, Inc. , Class A
(a)
................ 93,276 2,616,392
SEMrush Holdings, Inc. , Class A
(a)
......... 14,244 169,361
SentinelOne, Inc. , Class A
(a)
.............. 95,704 1,337,942
ServiceTitan, Inc. , Class A
(a)
.............. 3,435 269,098
SoundHound AI, Inc. , Class A
(a) (b)
.......... 110,032 930,871
Sprinklr, Inc. , Class A
(a)
................. 35,236 224,806
SPS Commerce, Inc.
(a)
................. 11,591 1,034,613
Tenable Holdings, Inc.
(a)
................ 36,828 812,426
Terawulf, Inc.
(a) (b)
..................... 92,237 1,233,209
UiPath, Inc. , Class A
(a)
................. 130,964 1,648,837
Varonis Systems, Inc.
(a)
................. 35,633 1,063,289
Vertex, Inc. , Class A
(a) (b)
................. 20,248 375,600
Via Transportation, Inc. , Class A
(a) (b)
......... 4,901 113,948
Workiva, Inc. , Class A
(a) (b)
............... 15,822 1,218,610
Zeta Global Holdings Corp. , Class A
(a)
....... 57,573 1,069,706
71,385,557
Specialized REITs — 0.4%
CubeSmart ......................... 22,395 840,484
Four Corners Property Trust, Inc. .......... 9,795 241,447
Lamar Advertising Co. , Class A ........... 8,890 1,140,676
PotlatchDeltic Corp. ................... 11,471 478,685
Rayonier, Inc. ....................... 23,553 535,595
Smartstop Self Storage REIT, Inc. .......... 5,315 167,104
3,403,991
Specialty Retail — 2.1%
Abercrombie & Fitch Co. , Class A
(a)
......... 6,241 609,309
Boot Barn Holdings, Inc.
(a)
............... 8,756 1,562,771
Build-A-Bear Workshop, Inc. ............. 2,332 139,174
Camping World Holdings, Inc. , Class A ...... 12,981 171,220
Chewy, Inc. , Class A
(a)
................. 67,373 1,961,228
Dick's Sporting Goods, Inc. .............. 6,978 1,409,556
Five Below, Inc.
(a)
..................... 16,520 3,165,893
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 32,071 2,115,403
GameStop Corp. , Class A
(a) (b)
............. 35,322 843,489
Lithia Motors, Inc. , Class A .............. 3,033 980,994
Murphy USA, Inc. .................... 1,736 733,477
National Vision Holdings, Inc.
(a) (b)
.......... 22,764 599,832
Petco Health & Wellness Co., Inc.
(a) (b)
....... 10,444 28,094
RealReal, Inc. (The)
(a)
.................. 14,911 218,744
Revolve Group, Inc. , Class A
(a)
............ 6,817 188,490
RH
(a)
............................. 3,164 629,098
ThredUp, Inc. , Class A
(a)
................ 27,254 138,450
Security
Shares
Shares Value
Specialty Retail (continued)
Urban Outfitters, Inc.
(a)
................. 8,938 $ 633,257
Valvoline, Inc.
(a)
...................... 38,872 1,271,892
Warby Parker, Inc. , Class A
(a)
............. 26,859 685,173
Winmark Corp. ...................... 909 409,677
18,495,221
Technology Hardware, Storage & Peripherals — 0.0%
Quantum Computing, Inc.
(a) (b)
............. 39,639 367,454
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.
(a)
.................. 16,837 380,011
Deckers Outdoor Corp.
(a)
................ 16,581 1,978,776
Figs, Inc. , Class A
(a)
................... 24,280 262,467
Kontoor Brands, Inc. ................... 6,192 369,848
Levi Strauss & Co. , Class A .............. 12,841 255,279
Ralph Lauren Corp. , Class A ............. 7,882 2,785,578
Steven Madden Ltd. ................... 13,583 596,022
Wolverine World Wide, Inc. .............. 15,629 276,946
6,904,927
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 4,715 571,222
Trading Companies & Distributors — 2.0%
Air Lease Corp. , Class A ................ 10,171 657,352
Applied Industrial Technologies, Inc. ........ 11,815 3,076,744
Core & Main, Inc. , Class A
(a)
.............. 34,947 1,864,772
Distribution Solutions Group, Inc.
(a) (b)
........ 3,160 89,712
DNOW, Inc.
(a)
....................... 18,685 283,825
DXP Enterprises, Inc.
(a)
................. 1,742 226,547
GATX Corp. ........................ 5,204 946,660
Global Industrial Co. ................... 1,523 46,543
McGrath RentCorp .................... 7,421 828,852
MSC Industrial Direct Co., Inc. , Class A ...... 4,627 390,241
NPK International, Inc.
(a)
................ 24,068 332,379
QXO, Inc.
(a) (b)
........................ 179,847 3,989,006
Rush Enterprises, Inc. , Class A ........... 7,448 478,087
Rush Enterprises, Inc. , Class B ........... 958 56,532
SiteOne Landscape Supply, Inc.
(a)
.......... 13,621 1,955,158
WESCO International, Inc. ............... 5,363 1,552,213
Willis Lease Finance Corp.
(b)
............. 428 78,016
Xometry, Inc. , Class A
(a) (b)
............... 12,166 695,044
17,547,683
Water Utilities — 0.2%
American States Water Co. .............. 5,833 425,576
California Water Service Group ........... 8,226 367,702
Essential Utilities, Inc. .................. 28,843 1,118,820
Middlesex Water Co. .................. 2,948 154,416
2,066,514
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
........................ 13,245 60,795
Total Common Stocks — 99 .8%
(Cost: $ 727,363,332 ) .............................. 873,770,197

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(d)
Akero Therapeutics, Inc., CVR
(b)
.......... 12,116 $ 7,875
Sanofi Aatd, Inc., CVR ................. 4,215 6,997
14,872
Total Rights — 0.0%
(Cost: $ 10,605 ) ................................. 14,872
Total Long-Term Investments — 99.8%
(Cost: $ 727,373,937 ) .............................. 873,785,069
Short-Term Securities
Money Market Funds — 11.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
................... 101,472,198 101,522,934
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 1,421,554 1,421,554
Total Short-Term Securities — 11 .8%
(Cost: $ 102,900,358 ) .............................. 102,944,488
Total Investments — 111 .6%
(Cost: $ 830,274,295 ) .............................. 976,729,557
Liabilities in Excess of Other Assets — (11.6) % ............ (101,621,775)
Net Assets — 100.0% ...............................
$ 875,107,782
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 83,607,728 $ 17,906,166
(a)
$ — $ 731 $ 8,309 $ 101,522,934 101,472,198 $ 385,210
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 886,434 535,120
(a)
— — — 1,421,554 1,421,554 34,412 —
$ 731 $ 8,309 $ 102,944,488 $ 419,622 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 03/20/26 $ 1,181 $ 4,121
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 873,643,521 $ 126,676 $ — $ 873,770,197
Rights ................................................ — — 14,872 14,872
Short-Term Securities
Money Market Funds ...................................... 102,944,488 — — 102,944,488
$ 976,588,009 $ 126,676 $ 14,872 $ 976,729,557
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,121 $ — $ — $ 4,121
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust